UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

Adasina Social Justice All Cap Global ETF Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 Adasina Social Justice All Cap Global ETF Ticker: JSTC (Listed on NYSE Arca, Inc. )

This semi-annual shareholder report contains important information about the Adasina Social Justice All Cap Global ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.adasinaetf.com . You can also request this information by contacting us at (833) 743-0080 or by writing the Fund at Adasina Social Justice All Cap Global ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adasina Social Justice All Cap Global ETF	$ 45	0.89%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$ 271,081
Number of Holdings	642
Total Advisory Fee	$ 1,142,503
Portfolio Turnover Rate	19%

Sector Breakdown (% of total net assets)

Geographic Breakdown (% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of total net assets)
Lam Research Corp.	3.4
NVIDIA Corp.	2.2
Visa, Inc. - Class A	1.6
NXP Semiconductors NV	1.4
Mastercard, Inc. - Class A	1.3
AT&T, Inc.	1.1
Merck & Co., Inc.	1.1
F5, Inc.	1.0
Monolithic Power Systems, Inc.	1.0
Netflix, Inc.	1.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.adasinaetf.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

2

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

February 28, 2026 (Unaudited)

Tidal Trust I

Adasina Social Justice All Cap Global ETF	| JSTC	| NYSE Arca, Inc.

Adasina Social Justice

All Cap Global ETF

Adasina Social Justice All Cap Global ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 7.5%
1st Source Corp.	1,079	$72,304
Alliance Bank Malaysia Bhd.	52,327	67,779
Ameris Bancorp	787	61,118
AMMB Holdings Bhd.	43,225	71,431
Associated Banc-Corp	4,747	125,368
Atlantic Union Bankshares Corp.	1,696	62,854
Banco BPM SpA	15,500	229,400
Banco de Sabadell SA(a)	180,590	684,014
Bangkok Bank PCL	33,110	189,063
Bank Central Asia Tbk PT	595,459	254,842
Bank First Corp.	541	72,857
Bank of Chengdu Co. Ltd. - Class A	132,836	313,310
Bank of Nanjing Co. Ltd.	662,600	1,087,307
Bank of Suzhou Co. Ltd. - Class A	57,900	68,662
BDO Unibank, Inc.	81,364	193,727
BOC Hong Kong Holdings Ltd.	195,448	1,121,893
Byline Bancorp, Inc.	2,246	70,075
Capitec Bank Holdings Ltd.	1,778	529,858
Capitol Federal Financial, Inc.	10,316	74,069
Cembra Money Bank AG	539	69,806
CTBC Financial Holding Co. Ltd.	546,054	978,002
East West Bancorp, Inc.	9,493	1,039,009
Erste Group Bank AG	5,107	607,201
FinecoBank Banca Fineco SpA	19,038	449,336
Glacier Bancorp, Inc.	1,318	59,956
Heritage Financial Corp.	2,642	69,775
Hong Leong Bank Bhd.	37,138	222,198
Hope Bancorp, Inc.	5,804	65,353
Hua Nan Financial Holdings Co. Ltd.	453,400	553,476
Japan Post Bank Co. Ltd.	39,228	769,108
Jyske Bank A/S	589	88,285
Lakeland Financial Corp.	932	54,140
Laurentian Bank of Canada	7,137	210,314
M&T Bank Corp.	9,375	2,034,188
Malayan Banking Bhd.	751,623	2,310,309
Mega Financial Holding Co. Ltd.	467,905	607,912
National Bank Holdings Corp. - Class A	1,761	70,422
Nicolet Bankshares, Inc.(b)	613	93,642
Northwest Bancshares, Inc.	7,249	90,250
NU Holdings Ltd. - Class A(a)	35,291	528,659
OceanFirst Financial Corp.	3,427	61,892
OFG Bancorp	2,102	84,248

The accompanying notes are an integral part of these financial statements.

Origin Bancorp, Inc.	1,602	$66,643
Popular, Inc.	773	104,633
Powszechna Kasa Oszczednosci Bank Polski SA	24,754	640,632
Preferred Bank	739	64,825
Prosperity Bancshares, Inc.	1,847	129,973
RHB Bank Bhd.	133,383	287,951
S&T Bancorp, Inc.	1,504	62,882
Stellar Bancorp, Inc.	2,073	78,069
Swedbank AB - Class A	29,224	1,126,516
Taiwan Cooperative Financial Holding Co. Ltd.	418,921	322,133
Thanachart Capital PCL	36,600	71,528
Tisco Financial Group PCL	32,250	118,791
TMBThanachart Bank PCL	1,080,516	82,034
Tompkins Financial Corp.	877	67,275
TriCo Bancshares	1,222	58,387
Unicaja Banco SA	22,667	72,260
Univest Financial Corp.	1,759	59,014
Valiant Holding AG	319	69,271
Valley National Bancorp	8,590	108,320
Webster Financial Corp.(b)	2,214	159,696
Western Alliance Bancorp(b)	967	77,669
		20,295,914
Consumer Discretionary Products - 1.8%
Asics Corp.	13,509	414,810
Chongqing Changan Automobile Co. Ltd. - Class A	303,900	490,268
Denso Corp.	72,508	1,044,951
Gildan Activewear, Inc.	2,324	158,421
Glenveagh Properties PLC(a)	25,808	68,713
Great Wall Motor Co. Ltd. - Class H	146,670	241,133
Haseko Corp.	3,103	67,854
Huayu Automotive Systems Co. Ltd. - Class A	18,900	53,289
Interface, Inc.	2,419	76,174
On Holding AG - Class A(a)	3,935	182,899
Pirelli & C SpA	14,596	109,846
Richelieu Hardware Ltd.	3,008	96,028
Rivian Automotive, Inc. - Class A(a)	14,575	223,435
Standard Motor Products, Inc.	1,492	59,202
Sumitomo Electric Industries Ltd.	22,629	1,503,769
Xpeng, Inc., ADR(a)(b)	7,845	137,758
		4,928,550
Consumer Discretionary Services - 1.0%
AcadeMedia AB	5,880	64,974
Amadeus IT Group SA	13,927	867,231
Aristocrat Leisure Ltd.	22,988	787,668
Flutter Entertainment PLC(a)(b)	1,783	189,248
Food & Life Cos. Ltd.	1,396	89,997

The accompanying notes are an integral part of these financial statements.

Graham Holdings Co. - Class B	86	$90,576
Lottery Corp. Ltd.	52,702	206,945
Lottomatica Group SpA	3,100	75,179
Monarch Casino & Resort, Inc.	607	58,333
OPAP SA	5,361	100,009
Whitbread PLC	2,808	98,155
		2,628,315
Consumer Staple Products - 1.6%
Asahi Group Holdings Ltd.	40,607	442,028
AVI Ltd.	19,345	136,396
Cia Cervecerias Unidas SA, ADR	6,452	86,070
Henkel AG & Co. KGaA	12,090	1,095,574
Jamieson Wellness, Inc.	3,470	95,944
Kenvue, Inc.	27,511	526,010
Lamb Weston Holdings, Inc.	1,424	68,623
Maple Leaf Foods, Inc.	5,038	103,542
Monster Beverage Corp.(a)	16,684	1,423,145
Nisshin Seifun Group, Inc.	4,147	58,012
Orion Corp.(a)	871	80,773
Reynolds Consumer Products, Inc.	3,451	85,619
Royal Unibrew A/S	854	84,077
		4,285,813
Financial Services - 11.4%
3i Group PLC	31,844	1,422,234
Acadian Asset Management, Inc.	2,475	133,303
Affiliated Managers Group, Inc.	978	299,444
Artisan Partners Asset Management, Inc. - Class A	4,005	161,321
ASX Ltd.	3,095	116,812
Avanza Bank Holding AB	1,454	53,293
Banca IFIS SpA	2,816	81,791
BGC Group, Inc. - Class A	6,272	59,709
Broadridge Financial Solutions, Inc.	4,438	824,891
Brookfield Wealth Solutions Ltd.	10,390	462,040
Canaccord Genuity Group, Inc.	7,786	76,441
Columbia Financial, Inc.(a)	3,731	66,785
Computershare Ltd.	29,346	648,109
Coronation Fund Managers Ltd.	32,517	102,592
Corpay, Inc.(a)	1,873	608,912
CSC Financial Co. Ltd.	160,968	246,736
Deutsche Boerse AG	4,123	1,131,323
EFG International AG	4,355	106,914
Essent Group Ltd.(b)	1,967	119,672
EXOR NV	4,211	369,661
Federal Agricultural Mortgage Corp. - Class C	364	57,388
Federated Hermes, Inc. - Class B	2,962	165,902
Greencoat Renewables PLC	78,624	62,661

The accompanying notes are an integral part of these financial statements.

Groupe Bruxelles Lambert NV	11,489	$1,153,702
Guotai Junan Securities Co. Ltd. - Class H	286,110	583,036
Helia Group Ltd.	21,128	90,643
Hong Kong Exchanges & Clearing Ltd.	4,706	252,081
Houlihan Lokey, Inc. - Class A	9,388	1,537,473
IG Group Holdings PLC	4,622	80,845
IGM Financial, Inc.	8,201	408,051
Intermediate Capital Group PLC	2,555	57,675
Investment AB Latour - Class B	16,651	425,567
JSE Ltd.	8,990	94,336
London Stock Exchange Group PLC	5,384	641,331
Mastercard, Inc. - Class A	6,965	3,602,368
McMillan Shakespeare Ltd.	5,854	67,083
MGIC Investment Corp.	2,754	73,064
Moody's Corp.	2,746	1,311,462
MSCI, Inc. - Class A	1,007	575,833
Nasdaq, Inc.	29,321	2,567,933
Nordnet AB	2,117	67,105
OneMain Holdings, Inc. - Class A	2,702	148,664
Onex Corp.	1,987	147,774
Piper Sandler Cos.(b)	271	80,094
Radian Group, Inc.	1,983	68,453
Ratos AB	15,671	65,167
Shenwan Hongyuan Group Co. Ltd.(c)	451,328	178,866
StepStone Group, Inc. - Class A	1,731	74,675
Stifel Financial Corp.	15,705	1,162,955
Swissquote Group Holding SA	938	502,267
TMX Group Ltd.	7,548	254,635
Tradeweb Markets, Inc. - Class A	4,775	588,543
Virtus Investment Partners, Inc.	501	69,318
Visa, Inc. - Class A	13,816	4,423,054
VZ Holding AG	510	96,025
WEX, Inc.(a)(b)	677	101,002
XP, Inc. - Class A	14,850	319,720
Yuanta Financial Holding Co. Ltd.	1,017,080	1,601,662
		30,850,396

Health Care - 10.4%
Alnylam Pharmaceuticals, Inc.(a)	454	151,146
Artivion, Inc.(a)	1,326	51,051
AstraZeneca PLC	8,581	1,793,034
Attendo AB	7,264	83,890
Avantor, Inc.(a)	6,217	56,264
Bio-Techne Corp.	1,775	104,725
Celltrion, Inc.	1,169	193,818
Cencora, Inc.	4,333	1,612,483
Chemed Corp.	234	95,942
ConvaTec Group PLC(c)	17,256	59,484

The accompanying notes are an integral part of these financial statements.

Cooper Cos., Inc.(a)	2,601	$217,626
CSL Ltd.	5,095	532,880
Danaher Corp.	7,477	1,574,955
Demant A/S(a)	1,396	43,415
Dr. Sulaiman Al Habib Medical Services Group Co.	6,417	395,192
EBOS Group Ltd.	3,843	55,252
Eisai Co. Ltd.	2,707	90,872
Enovis Corp.(a)(b)	2,284	58,173
Ensign Group, Inc.	526	112,653
Envista Holdings Corp.(a)	5,155	150,578
Exelixis, Inc.(a)	3,511	154,695
Fagron	2,977	79,965
Fresenius SE & Co. KGaA	8,886	534,025
Galderma Group AG	822	155,945
GE HealthCare Technologies, Inc.	10,487	883,739
Gilead Sciences, Inc.	10,300	1,534,185
Glaukos Corp.(a)	547	65,859
Henry Schein, Inc.(a)	1,726	142,205
ICON PLC(a)(b)	2,226	240,720
IDEXX Laboratories, Inc.(a)	1,332	874,764
IHH Healthcare Bhd	320,047	750,149
Insmed, Inc.(a)	692	103,336
Insulet Corp.(a)	372	91,739
Integer Holdings Corp.(a)(b)	1,040	90,147
Intuitive Surgical, Inc.(a)	2,993	1,507,005
KPJ Healthcare Bhd.	79,548	59,901
Labcorp Holdings, Inc.(b)	3,120	902,054
Life Healthcare Group Holdings Ltd.	101,185	77,045
McKesson Corp.	2,050	2,024,109
Medpace Holdings, Inc.(a)	1,033	466,668
Merck & Co., Inc.	23,417	2,899,493
Merit Medical Systems, Inc.(a)	1,090	84,126
Mettler-Toledo International, Inc.(a)	297	405,907
National HealthCare Corp.	484	79,134
Novo Nordisk A/S - Class B	15,984	600,916
OmniAb Operations, Inc. - $12.50 Earnout(a)(d)	119	—
OmniAb Operations, Inc. - $15.00 Earnout(a)(d)	119	—
Penumbra, Inc.(a)	210	72,322
RadNet, Inc.(a)	774	54,033
Ramsay Health Care Ltd.	3,785	116,176
Recordati Industria Chimica e Farmaceutica SpA	4,630	264,693
Repligen Corp.(a)	388	49,947
ResMed, Inc.(b)	1,852	474,594
Royalty Pharma PLC - Class A	8,321	384,513
Samsung Biologics Co. Ltd.(a)	172	212,594
Sandoz Group AG	7,837	693,157
Savaria Corp.	5,319	98,475
Select Medical Holdings Corp.	4,586	68,652
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	50,800	75,660

The accompanying notes are an integral part of these financial statements.

Sinopharm Group Co. Ltd.	20,630	$55,754
Sonic Healthcare Ltd.	9,348	158,752
Takeda Pharmaceutical Co. Ltd., ADR(b)	60,614	1,136,513
Teleflex, Inc.	845	103,141
Tempus AI, Inc. - Class A(a)(b)	2,963	157,780
U.S. Physical Therapy, Inc.	1,098	91,090
UCB SA	1,525	454,281
Vertex Pharmaceuticals, Inc.(a)	1,444	717,423
Waters Corp.(a)	1,382	441,383
		28,122,197

Industrial Products - 10.1%
AAON, Inc.(b)	630	63,756
Alamo Group, Inc.	393	83,917
Allegion PLC	6,155	991,878
Amada Co. Ltd.	5,460	91,015
Atmus Filtration Technologies, Inc.	2,289	147,709
Beijer Alma AB	2,194	60,427
Belden, Inc.(b)	1,373	196,751
Bucher Industries AG	130	64,573
Carrier Global Corp.	29,832	1,921,181
CECO Environmental Corp.(a)(b)	1,163	70,303
China Railway Signal & Communication Corp. Ltd. - Class H	128,774	60,583
Cognex Corp.	3,104	168,858
Deutz AG	6,005	88,626
Diploma PLC	969	73,932
Enerpac Tool Group Corp.	1,488	60,710
Enpro, Inc.	565	146,137
Federal Signal Corp.	1,281	149,147
Fluidra SA	2,532	67,802
Generac Holdings, Inc.(a)(b)	655	147,617
Gibraltar Industries, Inc.(a)	1,613	73,359
Graco, Inc.	20,781	1,951,752
Helios Technologies, Inc.	1,618	115,396
Hillman Solutions Corp.(a)	8,468	69,438
Hubbell, Inc.(b)	4,127	2,111,497
Indutrade AB	2,763	71,903
Iveco Group NV	3,596	81,307
Janus International Group, Inc.(a)	9,470	65,911
Joby Aviation, Inc.(a)(b)	17,770	178,766
Knorr-Bremse AG	3,538	465,768
Kone Oyj - Class B	6,086	460,028
Legrand SA	10,221	1,856,641
Lennox International, Inc.	2,051	1,168,947
Makino Milling Machine Co. Ltd.	846	63,020
Max Co. Ltd.	1,599	71,283
METAWATER Co., Ltd.	2,851	76,696
Middleby Corp.(a)	872	147,246

The accompanying notes are an integral part of these financial statements.

Mirion Technologies, Inc. - Class A(a)	3,330	$71,961
Modine Manufacturing Co.(a)	472	107,262
MSA Safety, Inc.	750	146,558
Nordson Corp.	5,667	1,662,925
Novanta, Inc.(a)(b)	593	79,717
Pentair PLC	15,983	1,585,354
Proto Labs, Inc.(a)	1,788	110,999
Rockwell Automation, Inc.	5,575	2,271,534
SPX Technologies, Inc.(a)	748	169,751
Standex International Corp.	277	72,574
Symbotic, Inc. - Class A(a)(b)	3,250	178,035
Techtronic Industries Co. Ltd.	28,471	464,437
Tennant Co.	1,306	79,705
Thermon Group Holdings, Inc.(a)	2,521	128,016
THK Co. Ltd.	2,384	86,076
Toro Co.	2,016	199,302
Veralto Corp.	7,511	731,797
Vertiv Holdings Co. - Class A	3,458	881,410
Volution Group PLC	6,775	64,853
Volvo AB - Class A	47,190	1,841,030
Watts Water Technologies, Inc. - Class A(b)	885	290,935
WEG SA	42,071	407,720
Weir Group PLC	2,008	95,082
Xylem, Inc.	13,368	1,731,958
Yokogawa Electric Corp.	1,803	72,120
Zurn Elkay Water Solutions Corp.	3,456	176,187
		27,391,178

Industrial Services - 6.6%
ADT, Inc.	9,127	73,199
Al Babtain Power & Telecommunication Co.	3,067	51,472
ALS Ltd.	4,817	87,949
APi Group Corp.(a)(c)	10,728	476,967
Automatic Data Processing, Inc.	10,519	2,254,853
Badger Infrastructure Solutions Ltd.	2,178	116,753
Barrett Business Services, Inc.	1,642	45,598
Bidvest Group Ltd.	5,989	95,000
Bilfinger SE	825	116,012
Bird Construction, Inc.	3,355	78,276
Brady Corp. - Class A	1,089	100,558
Brambles Ltd.	48,159	860,761
Centuri Holdings, Inc.(a)(b)	2,713	84,103
China Merchants Expressway Network & Technology Holdings Co.
Ltd. - Class A	87,544	123,737
Clarkson PLC	1,193	68,327
Comfort Systems USA, Inc.	1,184	1,692,374
Compass Group PLC	12,489	382,495
CRA International, Inc.	312	53,870

The accompanying notes are an integral part of these financial statements.

CSG Systems International, Inc.	1,620	$129,438
Deluxe Corp.	4,580	127,095
DSV A/S	3,355	867,115
Dycom Industries, Inc.(a)	268	112,565
Elis SA	2,249	72,120
Enviri Corp.(a)	4,207	79,639
Frontdoor, Inc.(a)	1,063	72,890
Grupo Aeroportuario del Centro Norte SAB de CV - Class ADR- B,
ADR	739	90,276
Hazama Ando Corp.	6,596	90,453
Herc Holdings, Inc.(b)	583	81,498
IES Holdings, Inc.(a)	187	92,630
Installed Building Products, Inc.(b)	319	104,555
IPH Ltd.	20,654	52,694
ISS A/S	3,198	113,709
Ituran Location and Control, Ltd.	2,017	96,816
Jiangsu Expressway Co. Ltd. - Class H	92,281	120,098
Kajima Corp.	12,015	549,631
Kandenko Co. Ltd.	3,273	146,454
Kinden Corp.	2,458	133,633
Korn Ferry	1,158	72,572
Kraftia Corp.	1,125	76,129
Kuehne + Nagel International AG	1,803	420,477
Loomis AB	1,451	73,623
MIRAIT ONE Corp.	4,407	114,660
MSC Industrial Direct Co., Inc. - Class A	1,699	159,434
MYR Group, Inc.(a)	405	109,334
Norconsult Norge AS	25,875	110,426
Paychex, Inc.	15,436	1,445,581
Promotora y Operadora de Infraestructura SAB de CV	6,398	105,497
Raito Kogyo Co. Ltd.	3,097	86,389
Randstad NV	1,498	49,222
Recruit Holdings Co. Ltd.	4,590	201,857
Rexel SA	2,083	90,678
Robert Half, Inc.(b)	2,181	53,260
S-1 Corp.(a)	1,056	64,454
Sankyu, Inc.	1,455	93,614
SATS Ltd.	33,548	103,971
Seino Holdings Co. Ltd.	4,753	81,147
Shandong Hi-Speed Co. Ltd. - Class A	75,800	107,690
SiteOne Landscape Supply, Inc.(a)	623	89,020
SPIE SA	2,155	133,581
Sterling Infrastructure, Inc.(a)	1,148	491,493
Sweco AB	5,004	80,196
Taiwan High Speed Rail Corp.	104,195	90,304
Takasago Thermal Engineering Co. Ltd.	2,257	75,751
Tobu Railway Co. Ltd.	2,931	59,061
TopBuild Corp.(a)	884	396,297
UL Solutions, Inc. - Class A(b)	3,159	265,261

The accompanying notes are an integral part of these financial statements.

W.W. Grainger, Inc.(b)	1,065	$1,219,137
WESCO International, Inc.(b)	1,079	312,371
Wilh. Wilhelmsen Holding ASA - Class A	1,548	125,781
WillScot Holdings Corp.	6,119	132,232
WSP Global, Inc.	5,000	847,124
Yurtec Corp.	4,560	94,486
		17,927,723
Insurance - 6.3%
Ageas SA/NV	6,481	481,315
AIA Group Ltd.	30,617	339,747
Alm Brand A/S	30,249	78,538
Aon PLC - Class A	3,449	1,157,036
Assured Guaranty Ltd.	1,234	106,383
BB Seguridade Participacoes SA(a)	95,721	649,731
Beazley PLC	4,846	82,548
Brown & Brown, Inc.	4,522	324,770
Challenger Ltd.	10,150	64,594
CNO Financial Group, Inc.	4,372	182,793
Dai-ichi Life Holdings, Inc.	55,590	573,614
DB Insurance Co. Ltd.	780	99,283
Definity Financial Corp.	2,123	106,286
Employers Holdings, Inc.	1,786	73,851
Fidelis Insurance Holdings Ltd.	4,085	77,860
Fubon Financial Holding Co. Ltd.	164,729	497,180
Hiscox Ltd.	3,911	81,396
Horace Mann Educators Corp.	3,356	146,020
Intact Financial Corp.	5,887	1,136,739
Jackson Financial, Inc. - Class A	1,714	187,649
Kinsale Capital Group, Inc.(b)	158	61,568
Korean Reinsurance Co.	10,251	99,196
Lincoln National Corp.	5,081	174,278
M&G PLC	61,510	262,728
Medibank Pvt Ltd.	48,707	152,035
Menora Mivtachim Holdings Ltd.	460	65,640
Meritz Financial Group, Inc.(a)	4,617	407,939
Momentum Group Ltd.	56,009	142,296
NN Group NV	10,418	852,422
Odontoprev SA	32,061	91,338
OUTsurance Group Ltd.	25,520	117,792
Phoenix Group Holdings PLC	23,458	241,897
PICC Property & Casualty Co. Ltd. - Class H	250,478	518,430
Progressive Corp.	8,561	1,829,143
Protector Forsikring ASA	2,475	134,763
Reinsurance Group of America, Inc.	4,787	1,032,700
RenaissanceRe Holdings Ltd.	948	286,732
Safety Insurance Group, Inc.	967	75,068
Sampo Oyj	43,102	477,758

The accompanying notes are an integral part of these financial statements.

Samsung Life Insurance Co. Ltd.	4,230	$676,330
Santam Ltd.	3,532	97,019
Saudi Reinsurance Co.(a)	6,141	38,376
Selective Insurance Group, Inc.	880	73,955
Skyward Specialty Insurance Group, Inc.(a)	1,371	63,710
Steadfast Group Ltd.	25,856	81,076
Storebrand ASA	15,556	294,657
Suncorp Group Ltd.	61,157	637,629
Trisura Group Ltd.(a)	1,822	62,334
Tryg A/S	12,277	303,821
Unipol Gruppo SpA	12,725	317,915
White Mountains Insurance Group Ltd.	37	82,159
Willis Towers Watson PLC	2,888	881,331
		17,081,368

Materials - 1.7%
Aica Kogyo Co. Ltd.	2,923	74,383
Amcor PLC(b)	11,285	546,532
AptarGroup, Inc.	1,449	208,236
Axalta Coating Systems Ltd.(a)	8,197	273,862
Carlisle Cos., Inc.(b)	880	347,398
Clariant AG	12,286	134,594
Croda International PLC	2,289	95,216
DIC Corp.	2,883	81,786
Elopak ASA	13,074	73,798
EMS-Chemie Holding AG	584	485,243
HB Fuller Co.	3,018	198,343
Huhtamaki Oyj	1,788	66,795
Kaneka Corp.	3,811	128,860
Lanxess AG	3,331	75,197
Minerals Technologies, Inc.	2,276	160,731
Nagase & Co. Ltd.	4,179	132,604
Nippon Kayaku Co. Ltd.	11,188	143,679
Quaker Chemical Corp.	763	112,184
Rogers Corp.(a)	730	78,716
Sakata INX Corp.	4,309	73,967
Sealed Air Corp.	3,227	135,147
Sensient Technologies Corp.	1,236	125,491
Silgan Holdings, Inc.	3,231	155,249
Simpson Manufacturing Co., Inc.	427	82,654
Sonoco Products Co.(b)	3,208	181,156
Stepan Co.	1,834	93,332
Trex Co., Inc.(a)	1,771	73,355
TriMas Corp.	2,323	90,783
Zeon Corp.	6,061	83,117
		4,512,408

The accompanying notes are an integral part of these financial statements.

Media - 4.8%
Bandai Namco Holdings, Inc.	14,322	$389,320
Capcom Co. Ltd.	9,041	208,066
CAR Group Ltd.	4,012	75,825
Cogeco Communications, Inc.	1,637	86,852
Electronic Arts, Inc.	6,325	1,268,605
Fuji Media Holdings, Inc.	2,455	56,310
Giant Network Group Co. Ltd.	39,200	212,133
Grab Holdings Ltd. - Class A(a)	37,517	158,322
HYBE Co. Ltd.	261	70,308
Informa PLC	32,731	368,851
Kanzhun Ltd. - Class ADR- A, ADR	16,180	260,174
Kuaishou Technology - Class B	45,588	366,294
LY Corp.	135,275	337,050
Match Group, Inc.	2,498	78,937
NAVER Corp.(a)	3,387	599,229
NetEase, Inc.	31,962	732,227
Netflix, Inc.(a)	27,660	2,661,998
Pearson PLC	4,162	53,706
Pinterest, Inc. - Class A(a)	22,863	391,643
Publicis Groupe SA	5,997	534,020
Scout24 SE	766	65,344
Spotify Technology SA(a)	2,219	1,142,652
Take-Two Interactive Software, Inc.(a)	4,265	901,962
Toho Co. Ltd.	12,225	122,544
Trip.com Group Ltd.	11,997	630,973
VeriSign, Inc.	5,390	1,228,597
		13,001,942
Real Estate - 0.5%
Airport City Ltd.(a)	8,590	150,685
Altus Group Ltd.	3,167	108,465
Direcional Engenharia SA	19,224	61,439
Howard Hughes Holdings, Inc.(a)(b)	2,362	170,938
KE Holdings, Inc. - Class ADR- A, ADR(b)	5,839	96,052
Marcus & Millichap, Inc.	5,004	132,156
Matrix Concepts Holdings Bhd.	328,393	119,001
McGrath RentCorp	866	96,083
Neinor Homes SA	5,044	113,510
PEXA Group Ltd.(a)	9,666	103,190
Supalai PCL	198,039	113,402
Tokyu Fudosan Holdings Corp.	20,903	210,268
		1,475,189

Renewable Energy - 0.2%
EnerSys	1,373	228,124
Landis+Gyr Group AG	1,447	99,157

The accompanying notes are an integral part of these financial statements.

OY Nofar Energy Ltd.(a)	2,038	$107,901
		435,182

Retail & Wholesale - Discretionary - 1.9%
Boyd Group Services, Inc.	347	60,576
Bunzl PLC	9,919	292,583
Copart, Inc.(a)	31,373	1,194,998
D'ieteren Group	2,666	577,293
Falabella SA	88,097	653,063
Ferguson Enterprises, Inc.	4,326	1,128,048
OPENLANE, Inc.(a)	2,217	63,207
Pandora A/S	1,681	132,822
Pet Valu Holdings Ltd.	2,902	60,621
Pool Corp.	1,384	314,417
Pop Mart International Group Ltd.(c)	8,260	242,663
ScanSource, Inc.(a)	1,374	50,536
Sea Ltd. - Class ADR- A, ADR(a)	3,820	414,279
USS Co. Ltd.	8,405	102,421
		5,287,527

Retail & Wholesale - Staples - 1.5%
Aeon Co. Ltd.	15,166	216,282
Axfood AB	2,380	86,784
Bid Corp. Ltd.	6,592	173,995
Clicks Group Ltd.	5,747	114,889
CP ALL PCL	357,424	595,036
Europris ASA	16,491	158,091
George Weston Ltd.	25,158	1,846,845
GrainCorp Ltd. - Class A	17,446	76,587
MatsukiyoCocokara & Co.	2,394	39,699
Nahdi Medical Co.	2,600	68,970
Pepkor Holdings Ltd.	39,439	65,907
President Chain Store Corp.	20,646	147,514
Sheng Siong Group Ltd.	45,535	94,681
Sprouts Farmers Market, Inc.(a)(b)	6,449	476,388
		4,161,668

Software & Tech Services - 7.4%
ACI Worldwide, Inc.(a)	1,761	69,876
Adobe, Inc.(a)	5,114	1,341,965
Amdocs Ltd.	2,311	161,308
Atlassian Corp. - Class A(a)	2,678	201,198
Autodesk, Inc.(a)	7,754	1,906,476
Box, Inc. - Class A(a)	2,679	63,090
Cadence Design Systems, Inc.(a)	6,305	1,900,327
Commvault Systems, Inc.(a)	331	28,161
Constellation Software, Inc.	494	913,008
Datadog, Inc. - Class A(a)	4,183	468,329

The accompanying notes are an integral part of these financial statements.

Descartes Systems Group, Inc.(a)	660	$43,660
Digi International, Inc.(a)	1,400	68,348
Doximity, Inc. - Class A(a)	8,273	202,937
Duolingo, Inc. - Class A(a)(b)	1,541	155,641
Dynatrace, Inc.(a)	13,143	472,097
EPAM Systems, Inc.(a)	418	58,938
Gen Digital, Inc.	28,084	633,856
Genpact Ltd.	2,369	94,097
Guidewire Software, Inc.(a)	4,300	624,876
HubSpot, Inc.(a)	1,391	367,933
IonQ, Inc.(a)(b)	4,863	186,593
Kinaxis, Inc.(a)	497	47,195
Manhattan Associates, Inc.(a)(b)	4,042	547,408
MongoDB, Inc. - Class A(a)	927	304,492
Nemetschek SE	3,411	273,054
Nutanix, Inc. - Class A(a)	7,425	284,229
Okta, Inc. - Class A(a)	4,310	312,475
Open Text Corp.	3,018	74,772
Paylocity Holding Corp.(a)	365	38,869
Pro Medicus Ltd.	3,067	284,141
Procore Technologies, Inc.(a)	11,622	639,675
PTC, Inc.(a)	7,198	1,127,135
Q2 Holdings, Inc.(a)	726	34,935
Rubrik, Inc. - Class A(a)	4,140	215,114
Samsara, Inc. - Class A(a)(b)	8,672	250,621
SCSK Corp.	2,255	82,039
ServiceNow, Inc.(a)	15,371	1,660,222
Snowflake, Inc. - Class A(a)	3,858	649,726
SS&C Technologies Holdings, Inc.	20,839	1,568,968
TietoEVRY Oyj	5,113	114,580
Twilio, Inc. - Class A(a)	2,646	320,060
Varonis Systems, Inc.(a)	1,850	42,735
Veeva Systems, Inc. - Class A(a)	3,341	608,095
Waystar Holding Corp.(a)(b)	1,300	33,345
WiseTech Global Ltd.	7,924	268,461
Zscaler, Inc.(a)	2,746	403,635
		20,148,695

Tech Hardware & Semiconductors - 18.0%
A10 Networks, Inc.	3,671	70,703
Accton Technology Corp.	11,492	515,485
Alpha & Omega Semiconductor Ltd.(a)	3,170	66,602
Ambarella, Inc.(a)	664	40,066
ASE Technology Holding Co. Ltd.	185,570	2,303,943
ASM International NV	1,927	1,624,945
Astera Labs, Inc.(a)	5,482	651,426
Avnet, Inc.	3,011	198,244
Axcelis Technologies, Inc.(a)(b)	720	59,479

The accompanying notes are an integral part of these financial statements.

BE Semiconductor Industries NV	3,034	$678,473
Cirrus Logic, Inc.(a)	828	116,847
Cohu, Inc.(a)	3,468	104,734
Credo Technology Group Holding Ltd.(a)	3,339	374,869
Disco Corp.	3,474	1,679,981
Dolby Laboratories, Inc. - Class A	2,853	189,924
F5, Inc.(a)	10,167	2,758,917
FormFactor, Inc.(a)	1,291	127,654
Fujikura Ltd.	5,185	888,881
HP, Inc.(b)	70,999	1,348,271
Intel Corp.(a)	48,442	2,209,440
IPG Photonics Corp.(a)	797	104,861
Kulicke & Soffa Industries, Inc.	1,432	99,839
Lam Research Corp.	38,916	9,102,063
Lasertec Corp.	1,908	411,358
Lenovo Group Ltd.	373,694	464,839
Logitech International SA	7,732	712,223
MaxLinear, Inc. - Class A(a)	4,118	71,777
MediaTek, Inc.	27,767	1,730,378
Monolithic Power Systems, Inc.	2,340	2,674,012
NetApp, Inc.	20,974	2,077,055
NetScout Systems, Inc.(a)(b)	2,845	83,102
Nova Ltd.(a)	251	110,154
NVIDIA Corp.	34,107	6,043,419
NXP Semiconductors NV	16,759	3,804,461
Power Integrations, Inc.(b)	1,712	82,039
Pure Storage, Inc. - Class A(a)	10,932	702,053
Quanta Computer, Inc.	75,761	707,582
Rambus, Inc.(a)	16,749	1,669,205
Realtek Semiconductor Corp.	3,276	50,540
Silicon Laboratories, Inc.(a)	681	139,285
Sonos, Inc.(a)	3,571	54,993
Synaptics, Inc.(a)	1,287	104,839
TDK Corp.	48,067	746,443
Ultra Clean Holdings, Inc.(a)	3,403	206,494
Veeco Instruments, Inc.(a)	2,387	72,947
Venture Corp. Ltd.	6,970	86,130
Wiwynn Corp.	1,398	179,168
Yageo Corp.	42,127	402,225
		48,702,368

Telecommunications - 5.3%
America Movil SAB de CV, ADR	50,886	1,324,054
AT&T, Inc.	108,473	3,038,329
BT Group PLC	177,481	517,315
Chunghwa Telecom Co. Ltd.	213,000	914,485
Empresa Nacional de Telecomunicaciones SA	12,161	54,186
Freenet AG	3,415	111,608

The accompanying notes are an integral part of these financial statements.

NextDC Ltd.(a)	6,084	$60,180
PCCW Ltd.	203,082	154,217
Proximus SADP	12,462	102,776
Saudi Telecom Co.	149,631	1,668,284
Singapore Telecommunications Ltd.	270,473	1,077,743
SoftBank Corp.	720,514	986,683
SoftBank Group Corp.	22,144	579,964
Taiwan Mobile Co. Ltd.	159,220	548,401
Telefonica Brasil SA, ADR	73,427	1,241,651
Telefonica SA(a)	212,994	968,200
TIM SA	106,069	579,534
TIME dotCom Bhd.	118,841	185,699
TPG Telecom Ltd.	43,015	120,780
United Internet AG	1,859	61,457
		14,295,546

Utilities - 1.6%
American States Water Co.	2,710	201,976
Auren Energia SA	56,436	131,066
Boralex, Inc.	8,856	180,256
California Water Service Group(b)	4,384	197,631
China Three Gorges Renewables Group Co. Ltd. - Class A	844,254	512,289
CPFL Energia SA	35,350	346,100
Hydro One Ltd.(c)	49,762	2,138,834
Meridian Energy Ltd.	34,093	115,789
Middlesex Water Co.(b)	1,754	94,716
Oklo, Inc. - Class A(a)(b)	2,007	126,341
Scatec ASA(a)	14,199	182,984
Sichuan Chuantou Energy Co. Ltd. - Class A	86,819	182,865
		4,410,847

TOTAL COMMON STOCKS (Cost $234,169,074)		269,942,826

RIGHTS - 0.0%(e)	Shares	Value
AcadeMedia AB(a)	5,880	366

TOTAL RIGHTS (Cost $715)		366

SHORT-TERM INVESTMENTS - 4.9%	Shares	Value
Investments Purchased with Collateral from Securities Lending - 4.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(a)	12,407,501	12,407,501

The accompanying notes are an integral part of these financial statements.

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 3.60%(f)	869,260	$869,260

TOTAL SHORT-TERM INVESTMENTS (Cost $13,276,761)		13,276,761

TOTAL INVESTMENTS - 104.5% (Cost $247,446,550)		283,219,953
Liabilities in Excess of Other Assets - (4.5)%		(12,139,041)

TOTAL NET ASSETS - 100.0%		$271,080,912
Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2026. The total market value of these securities was $12,025,242 which represented 4.4% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $3,096,814 or 1.2% of the Fund's net assets.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(e)	Does not round to 0.1% or (0.1)%, as applicable.

(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

Adasina Social Justice
All Cap Global ETF
ASSETS:
Investments, at value (cost $247,446,550) (Note 2)	$283,219,953
Dividends receivable	253,962
Dividend tax reclaim receivable	160,219
Receivable for investments sold	76,551
Interest receivable	6,482
Securities lending income receivable (Note 5)	1,564
Total assets	283,718,731

LIABILITIES:
Payable upon return of securities loaned (value included in investments $12,025,242) (Note 5)	12,407,501
Payable to adviser (Note 4)	183,284
Payable to custodian foreign currency, at value	47,034
Total liabilities	12,637,819
NET ASSETS	$271,080,912

NET ASSETS CONSISTS OF:
Paid-in capital	$254,555,943
Total distributable earnings/(accumulated losses)	16,524,969
Total Net Assets	$271,080,912

Net assets	$271,080,912
Shares issued and outstanding(a)	13,000,000
Net asset value per share	$20.85

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended February 28, 2026 (Unaudited)

Adasina Social
Justice All Cap
Global ETF
INVESTMENT INCOME:
Dividend income	$1,929,783
Less: Dividend withholding taxes	(106,103)
Less: Issuance fees	(2,021)
Interest income	21,307
Securities lending income (Note 5)	13,739
Total investment income	1,856,705

EXPENSES:
Investment advisory fee (Note 4)	1,142,503
Other expenses and fees	750
Total expenses	1,143,253
NET INVESTMENT INCOME (LOSS)	713,452

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,958,082
Foreign currency transactions	16,498
Net realized gain (loss)	2,974,580
Net change in unrealized appreciation (depreciation) on:
Investments	7,390,753
Foreign currency translations	(3,950)
Net change in unrealized appreciation (depreciation)	7,386,803
Net realized and unrealized gain (loss)	10,361,383
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,074,835

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Adasina Social Justice All Cap Global ETF
	Period Ended
	February 28, 2026	Year Ended
	(Unaudited)	August 31, 2025
OPERATIONS:
Net investment income (loss)	$713,452	$2,491,534
Net realized gain (loss)	2,974,580	19,956,743
Net change in unrealized appreciation (depreciation)	7,386,803	863,060
Net increase (decrease) in net assets resulting from operations	11,074,835	23,311,337

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,281,370)	(2,637,538)
Total distributions to shareholders	(2,281,370)	(2,637,538)

CAPITAL TRANSACTIONS:
Subscriptions	10,208,299	122,194,440
Redemptions	—	(94,183,760)
ETF transaction fees (Note 10)	2,381	1,273
Net increase (decrease) in net assets from capital transactions	10,210,680	28,011,953

NET INCREASE (DECREASE) IN NET ASSETS	19,004,145	48,685,752

NET ASSETS:
Beginning of the period	252,076,767	203,391,015
End of the period	$271,080,912	$252,076,767

SHARES TRANSACTIONS
Subscriptions	500,000	6,400,000
Redemptions	—	(4,900,000)
Total increase (decrease) in shares outstanding	500,000	1,500,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Adasina Social Justice All Cap Global ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Period Ended August 31, 2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.17	$18.49	$16.08	$14.67	$17.82	$15.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.06	0.21	0.15	0.16	0.15	0.10
Net realized and unrealized gain (loss)(c)	0.80	1.69	2.42	1.44	(3.17)	2.79
Total from investment operations	0.86	1.90	2.57	1.60	(3.02)	2.89

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.22)	(0.16)	(0.19)	(0.13)	(0.07)
Total distributions	(0.18)	(0.22)	(0.16)	(0.19)	(0.13)	(0.07)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00 (d)	0.00 (d)	0.00 (d)	–	–	–
Net asset value, end of period	$20.85	$20.17	$18.49	$16.08	$14.67	$17.82
TOTAL RETURN(e)	4.30%	10.36%	16.11%	10.99%	(17.06)%	19.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$271,081	$252,077	$203,391	$141,493	$96,815	$71,270
Ratio of expenses to average net assets(f)	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of net investment income to average net assets(f)	0.56%	1.13%	0.91%	1.02%	0.93%	0.80%
Portfolio turnover rate(e)(g)	19%	81%	82%	108%	85%	81%

(a)	Inception date of the Fund was December 8, 2020.

The accompanying notes are an integral part of these financial statements.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Adasina Social Justice All Cap Global ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina” or the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek capital appreciation and income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company's NAV per share (or its equivalent) practical expedient as provided by the underlying fund's administrator.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a

Notes to Financial Statements

February 28, 2026 (Unaudited)

Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2026:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$269,942,826	$—	$0	(a)	$269,942,826
Rights	366	—	—		366
Investments Purchased with Collateral
from Securities Lending(b)	—	—	—		12,407,501
Money Market Funds	869,260	—	—		869,260
Total Investments	$270,812,452	$—	$0	(a)	$283,219,953

(a) The securities are classified as Level 3 securities due to a lack of market activity. The Fund held earnout shares with $0 market values at the beginning and end of the period with no activity during the year. As of the period ended February 28, 2026, these investments did not have material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Notes to Financial Statements

February 28, 2026 (Unaudited)

(b) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of February 28, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Notes to Financial Statements

February 28, 2026 (Unaudited)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in emerging and developing markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not necessarily associated with investments in U.S. securities and in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers, including depositary receipts, such as ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Style Risk. Applying Social Justice Investment Criteria (as defined in the Fund’s prospectus) to the Fund’s investment selection process may exclude securities of certain issuers for non-financial reasons and therefore, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments.

Index Risk. The Adasina Social Justice Index (the “Index”) may not reflect all companies meeting the Index’s eligibility criteria if certain company characteristics are not known at the time the Index is composed or reconstituted.

Management Risk. The Fund is actively-managed and may not meet its investment objectives based on Adasina’s success or failure to implement investment strategies for the Fund.

ETF Risks.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Notes to Financial Statements

February 28, 2026 (Unaudited)

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Market Capitalization Risk.

•	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore subject to slower growth during economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as evolving technology and changing consumer tastes.

•	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Notes to Financial Statements

February 28, 2026 (Unaudited)

•	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by independent third parties (“Third Party Data”). Third Party Data is carefully compiled from sources determined by Adasina to be reliable and is valid at the time it is obtained, but Adasina cannot guarantee the accuracy of any third-party information. When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.89% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended February 28, 2026 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the

Notes to Financial Statements

February 28, 2026 (Unaudited)

Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund's custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 - SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2026, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of	Payable on Collateral	Percentage of Net Assets
Securities on Loan	Received	of Securities on Loan
$12,025,242	$12,407,501	4.4%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

Notes to Financial Statements

February 28, 2026 (Unaudited)

During the period ended February 28, 2026, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$45,999,254	$46,368,919

For the period ended February 28, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended February 28, 2026, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
$8,900,797	$-

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended February 28, 2026 and the prior fiscal year ended August 31, 2025 were as follows:

Notes to Financial Statements

February 28, 2026 (Unaudited)

Distributions paid from:	February 28, 2026	August 31, 2025
Ordinary Income	$2,281,370	$2,637,538

As of the most recent fiscal year ended August 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments(a)	$241,638,211
Gross tax unrealized appreciation	32,958,262
Gross tax unrealized depreciation	(7,671,485)
Net tax unrealized appreciation (depreciation)	25,286,777
Undistributed ordinary income (loss)	1,310,498
Undistributed long-term capital gain (loss)	—
Total distributable earnings	1,310,498
Other accumulated gain (loss)	(18,865,771)
Total distributable earnings/(accumulated losses)	$7,731,504

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments and PFICs.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2025, the Fund had not elected to defer any post-October or late-year losses.

As of the most recent fiscal year ended August 31, 2025, the Fund had long-term and short-term capital loss carryovers of $5,844,639 and $13,047,066, respectively, which do not expire.

NOTE 9 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended February 28, 2026, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of February 28, 2026	—
Average interest rate, when in use	—
Interest rate terms	Prime
Interest rate as of February 28, 2026	6.75%
Expiration date	June 24, 2026

Interest expense incurred for the period ended February 28, 2026 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

Notes to Financial Statements

February 28, 2026 (Unaudited)

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 10 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $7,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 3% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 11 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on September 17, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Adasina Social Justice All Cap Global ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

4

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively managed ETF. The Board noted that although the Fund is actively-managed, the Fund seeks to invest its assets to achieve exposures similar to those of its reference index, the Adasina Social Justice Total Return Index (the “JSTC Index”). The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance (at net asset value) against its benchmark index, reference index and peer group. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the Fund on an absolute basis, in comparison to its benchmark index (the Dow Jones Global Index TR) and in comparison to the JSTC Index. The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. global large-stock blend funds) (the “JSTC Peer Group”). The Board noted that the Fund underperformed the Dow Jones Global Index TR for the year-to-date, one-year, three-year and since inception periods ended June 30, 2025. The Board noted that the Fund underperformed the JSTC Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2025, and discussed factors that accounted for such differences. The Board also considered that the Fund had underperformed the JSTC Peer Group median and average for the one-year and three-year periods ended July 31, 2025. The Board noted that the Fund ranked 24 out of 36 funds in the JSTC Peer Group for the one-year period ended July 31, 2025, and 21 out of 24 funds in the JSTC Peer Group for the three-year period ended July 31, 2025.

After considering all of the information the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

5

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to an agreement with the Sub-Adviser who has contractually agreed to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.89% was above the JSTC Peer Group average of 0.463%, and that the Fund’s expense ratio of 0.89% was above the JSTC Peer Group average of 0.481%.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and the profitability of the Fund’s unitary fee on an aggregate basis. The Board concluded that while the Fund was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional term ending September 30, 2026 was in the best interests of the Fund and its shareholders.

6

At the meeting held on September 17, 2025, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Adasina. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Adasina’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Rachel J. Robasciotti and Maya Philipson who each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of Adasina involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Adasina, including information regarding Adasina’s compliance program, its compliance personnel and compliance record, as well as Adasina’s cybersecurity program and business continuity plan. The Board noted that Adasina does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services Adasina provides to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Adasina is responsible for the Fund’s investment selection and voting proxies on behalf of the Fund, subject to oversight by the Adviser.

The Board concluded that Adasina had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as Adasina’s compliance program, were satisfactory.

7

2.	Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Adasina is responsible for selecting investments for the Fund. Accordingly, the Board considered the performance of the Fund (at net asset value) on an absolute basis, in comparison to its benchmark index (the Dow Jones Global Index TR), in comparison to the JSTC Index and in comparison to the JSTC Peer Group. The Board noted that the Fund underperformed the Dow Jones Global Index TR for the year-to-date, one-year, three-year and since inception periods ended June 30, 2025. The Board noted that the Fund underperformed the JSTC Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2025, and discussed factors that accounted for such differences. The Board also considered that the Fund had underperformed the JSTC Peer Group median and average for the one-year and three-year periods ended July 31, 2025. The Board noted that the Fund ranked 24 out of 36 funds in the JSTC Peer Group for the one-year period ended July 31, 2025, and 21 out of 24 funds in the JSTC Peer Group for the three-year period ended July 31, 2025.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Adasina has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Adasina’s continued management.

3.	Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Adasina under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by Adasina. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Adasina. Consequently, the Board did not consider the cost of services provided by Adasina or profitability from its relationship with the Fund to be material factors for consideration given that Adasina is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Adasina were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Adasina by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Adasina.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Adasina are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Adasina from its association with the Fund. The Board concluded that the benefits Adasina may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Adasina provides to the Fund; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional term ending September 30, 2026 was in the best interests of the Fund and its shareholders.

8

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

9

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

10

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

* Print the name and title of each signing officer under his or her signature.

11